Leases - Maturity of Lease Payments (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	$ 427	$ 512
Present value of operating lease payments to be received	345	426
finance charges	(82)	(86)
Minimum undiscounted operating lease payments due	345	426
Minimum present value of operating lease payments due	345	426
Current	75	135
Non-current	270	291
Total lease liabilities	345	426
Within 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	92	157
Present value of operating lease payments to be received	75	135
2-5 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	184	232
Present value of operating lease payments to be received	146	191
After 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	151	123
Present value of operating lease payments to be received	$ 124	$ 100